Related Party Transactions Disclosure of transactions between related parties (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Total compensation	$ 30	$ 27	$ 30
Short-term employee benefits	14	12	13
Post-employment benefits	1	2	2
Termination benefits	0	0	2
Share-based payments	$ 15	$ 13	$ 13